SHARE-BASED COMPENSATION - Share-based compensation expenses (Details) - HKD ($) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
SHARE-BASED COMPENSATION
Total share-based compensation expenses	$ 97,251	$ 33,416	$ 148,705	$ 64,295
Research and development expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses	69,170	25,202	106,395	49,290
General and administrative expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses	20,294	4,924	30,694	8,913
Selling and marketing expenses
SHARE-BASED COMPENSATION
Total share-based compensation expenses	$ 7,787	$ 3,290	$ 11,616	$ 6,092